N-4	May 29, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	May 29, 2025
Amendment Flag	false
Nationwide Destination B NY (2.0)
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	1. Effective June 20, 2025, for applications signed on or after February 7, 2025, Nationwide is updating the Group A and Group B allocation limitations under the Custom Choice Asset Rebalancing Service for Contract Owners that elect the Nationwide Lifetime Income Rider Plus Empire optional benefit.Accordingly, the following changes apply to the prospectus:
(a)
The first table displaying allocation limitations under the Custom Asset Rebalancing Service Investment Options section under Appendix A: Underlying Mutual Funds Available Under the Contract is deleted in its entirety and replaced with the following:

Nationwide Lifetime Income Rider Plus Empire
Group A	0%-100%
Group B	0%-100%
Group C	0%-10%
Total	100%
2. The following underlying mutual fund is offered as an investment option under the contract. Effective June 18, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II
3. Effective on June 20, 2025, the following underlying mutual fund is added as an investment option under the contract. •Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class IAccordingly, Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.4. Effective June 20, 2025, the following underlying mutual fund is no longer available to receive transfers or purchase payments.•Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM(R) Emerging Markets Fund: Class II
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Investment Sub-Advisor: FIAM LLC	1.18%*	6.28%	-2.63%	1.30%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination B NY (2.0) | NationwideVariableInsuranceTrustNVITFidelityInstitutionalAMEmergingMarketsFundClassIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	6.28%
Average Annual Total Returns, 5 Years [Percent]	(2.63%)
Average Annual Total Returns, 10 Years [Percent]	1.30%
Nationwide Destination B NY (2.0) | NationwideVariableInsuranceTrustNVITGQGUSQualityEquityFundClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II